Condensed consolidating guarantor financial information - Statement of financial position (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 783	$ 617	$ 932	$ 1,977
Trade and other receivables, net	1,121	1,136
Inventories	1,411	1,370
Inter-group receivables	0	0
Assets held for sale	5	144
Other assets	108	65
Total current assets	3,428	3,332
Investments in subsidiaries	0	0
Property, plant and equipment	3,021	2,923	3,010
Intangible assets	9,222	9,659	9,902
Inter-group receivables	0	0
Other assets	507	768
Total non-current assets	12,750	13,350
Total assets	16,178	16,682
Liabilities
Trade and other payables	1,163	1,116
Borrowings	455	470
Inter-group payables	0	0
Liabilities directly associated with assets held for sale		34
Other liabilities	266	298
Total current liabilities	1,884	1,918
Borrowings	10,580	10,919
Inter-group liabilities	0	0
Other liabilities	2,088	2,193
Total non-current liabilities	12,668	13,112
Total liabilities	14,552	15,030
Net assets	1,626	1,652
Equity
Equity attributable to equity holder of the Group	1,617	1,642
Non-controlling interests	9	10
Total equity	1,626	1,652	$ 957	$ 797
Parent
Assets
Cash and cash equivalents	0	0
Trade and other receivables, net	0	0
Inventories	0	0
Inter-group receivables	0	0
Assets held for sale	0	0
Other assets	0	0
Total current assets	0	0
Investments in subsidiaries	1,408	1,407
Property, plant and equipment	0	0
Intangible assets	0	0
Inter-group receivables	8	9
Other assets	328	330
Total non-current assets	1,744	1,746
Total assets	1,744	1,746
Liabilities
Trade and other payables	33	33
Borrowings	0	0
Inter-group payables	0	0
Liabilities directly associated with assets held for sale		0
Other liabilities	3	6
Total current liabilities	36	39
Borrowings	0	0
Inter-group liabilities	91	65
Other liabilities	0	0
Total non-current liabilities	91	65
Total liabilities	127	104
Net assets	1,617	1,642
Equity
Equity attributable to equity holder of the Group	1,617	1,642
Non-controlling interests	0	0
Total equity	1,617	1,642
Reynolds Notes Issuers
Assets
Cash and cash equivalents	0	0
Trade and other receivables, net	0	0
Inventories	0	0
Inter-group receivables	985	717
Assets held for sale	0	0
Other assets	11	4
Total current assets	996	721
Investments in subsidiaries	0	0
Property, plant and equipment	0	0
Intangible assets	0	0
Inter-group receivables	6,301	6,763
Other assets	29	282
Total non-current assets	6,330	7,045
Total assets	7,326	7,766
Liabilities
Trade and other payables	119	125
Borrowings	0	0
Inter-group payables	13	4
Liabilities directly associated with assets held for sale		0
Other liabilities	0	0
Total current liabilities	132	129
Borrowings	6,604	6,897
Inter-group liabilities	490	490
Other liabilities	6	66
Total non-current liabilities	7,100	7,453
Total liabilities	7,232	7,582
Net assets	94	184
Equity
Equity attributable to equity holder of the Group	94	184
Non-controlling interests	0	0
Total equity	94	184
Other guarantor entities
Assets
Cash and cash equivalents	663	457
Trade and other receivables, net	98	93
Inventories	1,270	1,225
Inter-group receivables	28	25
Assets held for sale	5	3
Other assets	80	43
Total current assets	2,144	1,846
Investments in subsidiaries	895	1,125
Property, plant and equipment	2,714	2,601
Intangible assets	8,921	9,306
Inter-group receivables	1,795	1,609
Other assets	109	114
Total non-current assets	14,434	14,755
Total assets	16,578	16,601
Liabilities
Trade and other payables	832	786
Borrowings	36	52
Inter-group payables	985	718
Liabilities directly associated with assets held for sale		0
Other liabilities	234	257
Total current liabilities	2,087	1,813
Borrowings	3,976	4,022
Inter-group liabilities	7,094	7,304
Other liabilities	2,013	2,055
Total non-current liabilities	13,083	13,381
Total liabilities	15,170	15,194
Net assets	1,408	1,407
Equity
Equity attributable to equity holder of the Group	1,408	1,407
Non-controlling interests	0	0
Total equity	1,408	1,407
Non-guarantor entities
Assets
Cash and cash equivalents	120	160
Trade and other receivables, net	1,023	1,043
Inventories	141	145
Inter-group receivables	1	0
Assets held for sale	0	141
Other assets	17	18
Total current assets	1,302	1,507
Investments in subsidiaries	0	0
Property, plant and equipment	307	322
Intangible assets	301	353
Inter-group receivables	245	149
Other assets	41	42
Total non-current assets	894	866
Total assets	2,196	2,373
Liabilities
Trade and other payables	179	172
Borrowings	419	418
Inter-group payables	16	20
Liabilities directly associated with assets held for sale		34
Other liabilities	29	35
Total current liabilities	643	679
Borrowings	0	0
Inter-group liabilities	674	671
Other liabilities	69	72
Total non-current liabilities	743	743
Total liabilities	1,386	1,422
Net assets	810	951
Equity
Equity attributable to equity holder of the Group	801	941
Non-controlling interests	9	10
Total equity	810	951
Adjustments and eliminations
Assets
Cash and cash equivalents	0	0
Trade and other receivables, net	0	0
Inventories	0	0
Inter-group receivables	(1,014)	(742)
Assets held for sale	0	0
Other assets	0	0
Total current assets	(1,014)	(742)
Investments in subsidiaries	(2,303)	(2,532)
Property, plant and equipment	0	0
Intangible assets	0	0
Inter-group receivables	(8,349)	(8,530)
Other assets	0	0
Total non-current assets	(10,652)	(11,062)
Total assets	(11,666)	(11,804)
Liabilities
Trade and other payables	0	0
Borrowings	0	0
Inter-group payables	(1,014)	(742)
Liabilities directly associated with assets held for sale		0
Other liabilities	0	0
Total current liabilities	(1,014)	(742)
Borrowings	0	0
Inter-group liabilities	(8,349)	(8,530)
Other liabilities	0	0
Total non-current liabilities	(8,349)	(8,530)
Total liabilities	(9,363)	(9,272)
Net assets	(2,303)	(2,532)
Equity
Equity attributable to equity holder of the Group	(2,303)	(2,532)
Non-controlling interests	0	0
Total equity	$ (2,303)	$ (2,532)